Share-based Compensation - Range of Exercise Prices and Expiry Dates Outstanding Stock-options (Detail) - Employee 2017 EIP [Member]	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiration date	2020
Total outstanding options | shares	1,866,740
15.00 to 17.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	136,500
15.00 to 17.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 15.00
15.00 to 17.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 17.99
12.00 to 14.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	31,950
12.00 to 14.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 12.00
12.00 to 14.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 14.99
9.00 to 11.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	1,173,290
9.00 to 11.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 9.00
9.00 to 11.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 11.99
6.00 to 8.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	525,000
6.00 to 8.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 6.00
6.00 to 8.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 8.99